Subsequent Events - Additional Information (Detail)					9 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Jun. 01, 2015 $ / shares shares	May. 20, 2015 USD ($)	Apr. 16, 2015 USD ($) shares	Mar. 31, 2015 $ / shares shares	Jun. 30, 2015 USD ($)	Jun. 30, 2014 $ / shares shares	Jun. 30, 2013 $ / shares shares
Subsequent Event [Line Items]
Common stock, shares purchased				4,761,787
Common stock, authorized shares					300,000,000		300,000,000	300,000,000
Common Stock, par value | $ / shares					$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, authorized shares					50,000,000		50,000,000	50,000,000
Preferred Stock, par value | $ / shares					$ 0.0001		$ 0.0001	$ 0.0001
Reverse stock split, description					The reverse stock split was at a ratio of one new share for every 12.174 shares outstanding.
Luoxis Diagnostics [Member]
Subsequent Event [Line Items]
Cancellation of indebtedness amount | $				$ 8,000,000
Common stock, authorized shares							60,000,000	60,000,000
Common Stock, par value | $ / shares							$ 0.0001	$ 0.0001
Preferred stock, authorized shares							10,000,000	10,000,000
Preferred Stock, par value | $ / shares							$ 0.0001	$ 0.0001
Vyrix Pharmaceuticals [Member]
Subsequent Event [Line Items]
Cancellation of indebtedness amount | $				4,000,000
Common stock, authorized shares							60,000,000	60,000,000
Common Stock, par value | $ / shares							$ 0.0001	$ 0.0001
Preferred stock, authorized shares							10,000,000	10,000,000
Preferred Stock, par value | $ / shares							$ 0.0001	$ 0.0001
Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument principal amount | $				$ 10,000,000
Debt instrument, interest rate				0.40%
Scenario, Forecast [Member] | ProstaScint Business [Member]
Subsequent Event [Line Items]
Business Acquisition, liabilities incurred | $	$ 226,523
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, authorized shares		50,000,000
Common Stock, par value | $ / shares		$ 0.001
Preferred stock, authorized shares		300,000,000
Preferred Stock, par value | $ / shares		$ 0.001
Common stock, shares authorized for issuance		10,000,000
Reverse stock split ratio		0.0821
Subsequent Event [Member] | ProstaScint Business [Member]
Subsequent Event [Line Items]
Business Acquisition, acquisition cost | $			$ 1,000,000
Business Acquisition, liabilities incurred | $			$ 500,000
Restructuring payment, contingent consideration			We also will pay 8% on net sales made after October 31, 2017, payable up to a maximum aggregate payment of $2.5 million.
Business Acquisition, future contingent payments | $			$ 2,500,000
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Promissory note, amount drawn | $						$ 5,000,000